INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 996,567	$ 1,044,262
Deferred tax assets to be recovered after less than 12 months	273,287	231,200
Deferred tax liabilities [Abstract]
Deferred tax liabilities to be recovered after more than 12 months	(6,002,822)	(4,527,584)
Deferred tax liabilities to be recovered after less than 12 months	(29,546)	(168,442)
Deferred tax liabilities, net	$ (4,762,514)	$ (3,420,564)